Deutsche Investment Management Americas Inc.
                             One Beacon Street
                             Boston, MA 02108

                             December 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Disciplined Market Neutral Fund and DWS Select Alternative Asset Allocation Fund (the "Funds"), each a series of DWS Equity Trust (the "Trust") (Reg. Nos. 333-43815, 811-08599)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Nos. 35 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on November 30, 2009.

     Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.


                                  Very truly yours,


                                  /s/Thomas H. Connors

                                  Thomas H. Connors, Esq.
                                  Director and Counsel
                                  Deutsche Investment Management Americas Inc.


cc:      Jennifer Goodman, Esq., Vedder